Long-term Debt - Summary of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Borrowings [abstract]
Non-convertible debentures	$ 1,377.3	₨ 113,174.3	₨ 131,126.3
Perpetual debentures	212.3	17,440.9	17,182.0
Collateralized debt obligations	9.1	748.7	11,825.4
Buyers credit from banks at floating interest rate	310.3	25,500.0	40,583.7
Loan from banks/financial institutions	5,149.4	423,126.5	439,985.5
Senior notes	6,443.6	529,471.2	576,219.0
Others	77.5	6,366.7	5,956.5
Total	13,579.5	1,115,828.3	1,222,878.4
Less: current portion (refer note 21)	2,786.6	228,978.3	245,394.9
Long-term debt	$ 10,792.9	₨ 886,850.0	₨ 977,483.5